Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Series A Convertible Redeemable Preferred Stock	Series B Convertible Redeemable Preferred Stock	Special Voting Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2020			$ 20,405,219	$ 100	$ 94,088,323	$ (91,497)	$ (57,179,525)	$ 57,222,620
Balance (in Shares) at Dec. 31, 2020			2,667,349	995,062
Conversion of exchangeable shares to common stock			$ (18,039,181)	$ 12	18,039,169
Conversion of exchangeable shares to common stock (in Shares)			(2,358,063)	117,903
Settlement of convertible notes				$ 15	11,610,571			11,610,586
Settlement of convertible notes (in Shares)				154,706
Shares withheld for withholding taxes				$ (1)	(520,394)			(520,395)
Shares withheld for withholding taxes (in Shares)				(6,089)
Shares issued in connection with Viridian acquisition				$ 5	6,187,995			6,188,000
Shares issued in connection with Viridian acquisition (in Shares)				51,550
Shares issued in connection with asset purchase					300,000			300,000
Shares issued in connection with asset purchase (in Shares)				4,167
Shares issued (returned) in connection with 365 Cannabis acquisition				$ 18	11,996,043			11,996,061
Shares issued (returned) in connection with 365 Cannabis acquisition (in Shares)				178,572
Stock-based compensation					2,070,358			2,070,358
Shares issued in connection with the ATM offering program				$ 3	1,828,116			1,828,119
Shares issued in connection with the ATM offering program (in Shares)				27,819
Settlement of liabilities with shares				$ 1	430,024			430,025
Settlement of liabilities with shares (in Shares)				5,085
Restricted stock vesting				$ 2	(2)
Restricted stock vesting (in Shares)				21,386
Forfeitures of restricted shares (in Shares)				(67)
Foreign currency translation adjustments						53,020		53,020
Unrealized gains on convertible notes						100,000		100,000
Net loss							(31,328,711)	(31,328,711)
Balance at Dec. 31, 2021			$ 2,366,038	$ 155	146,030,203	61,523	(88,508,236)	59,949,683
Balance (in Shares) at Dec. 31, 2021			309,286	1,550,094
Conversion of exchangeable shares to common stock			$ (180,647)		180,647
Conversion of exchangeable shares to common stock (in Shares)			(23,614)	1,180
Settlement of convertible notes				$ 21	3,925,479			3,925,500
Settlement of convertible notes (in Shares)				207,427
Shares withheld for withholding taxes					(9,926)			(9,926)
Shares withheld for withholding taxes (in Shares)				(1,662)
Shares issued (returned) in connection with 365 Cannabis acquisition				$ (1)	(939,999)			(940,000)
Shares issued (returned) in connection with 365 Cannabis acquisition (in Shares)				(13,988)
Common shares and warrants issued in connection with unit offering, net of issue costs				$ 217	9,178,744			9,178,961
Common shares and warrants issued in connection with unit offering, net of issue costs (in Shares)				2,173,913
Stock-based compensation					843,693			843,693
Shares issued in connection with the ATM offering program				$ 64	1,854,501			1,854,565
Shares issued in connection with the ATM offering program (in Shares)				642,956
Issuance of convertible redeemable preferred stock, net of issue costs	$ 3,435,600	$ 858,900
Issuance of convertible redeemable preferred stock, net of issue costs (in Shares)	400,000	100,000
Deemed dividends related to convertible redeemable preferred stock	$ 764,400	$ 191,100			(955,500)			(955,500)
Redemption of convertible redeemable preferred stock	$ (4,200,000)	$ (1,050,000)
Redemption of convertible redeemable preferred stock (in Shares)	(400,000)	(100,000)
Settlement of liabilities with shares					49,529			49,529
Settlement of liabilities with shares (in Shares)				2,196
Restricted stock vesting				$ 2	49,998			50,000
Restricted stock vesting (in Shares)				20,282
Fractional share adjustment from stock split				$ 2	(2)
Fractional share adjustment from stock split (in Shares)				20,382
Foreign currency translation adjustments						40,577		40,577
Unrealized gains on convertible notes						245,000		245,000
Net loss							(79,057,610)	(79,057,610)
Balance at Dec. 31, 2022			$ 2,185,391	$ 460	$ 160,207,367	$ 347,100	$ (167,565,846)	$ (4,825,528)
Balance (in Shares) at Dec. 31, 2022			285,672	4,602,780